VIA EDGAR

Bingham McCutchen LLP

355 South Grand Street

Los Angeles, CA 90071

May 1, 2012

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust – File No. 811-21719 (the “Registrant”) on behalf of the FAMCO MLP & Energy Infrastructure Fund

Ladies and Gentlemen:

This letter summarizes the comments provided by Mr. Bo Howell of the staff of the Securities and Exchange Commission (the “Commission”) by telephone on April 23, 2012, regarding Amendment No. 241 under the Investment Company Act of 1940 to the Registrant’s Form N-1A registration statement with respect to the FAMCO MLP & Energy Infrastructure Fund series of the Registrant. Responses to all of the comments on behalf of the Registrant are included below and, as appropriate, are reflected in Amendment Number 262 to Registrant’s Form N-1A registration statement (the “Amendment”) filed concurrently with this correspondence.

PROSPECTUS

1.  Under the heading “Tax Information” please add a statement indicating that investments in tax-deferred accounts may be taxed upon withdrawal.

Response: We have added the requested disclosure.

2.  Under the heading “Investment Objective and Principal Investment Strategies” and the sub-heading “Investment Objective” please disclose how much notice the Fund will give to shareholders prior to implementing a change in the investment objective.

Response: We have added disclosure indicating that the Fund will give shareholders at least 60 days’ notice prior to implementing any change in the Fund’s investment objective.

3.   Under the heading “Investment Objective and Principal Investment Strategies” and the sub-heading “Fixed Income Securities” please disclose that high yield debt securities are often referred to as “junk bonds” and disclose that such investments are speculative in nature.

Response:  We have added the requested disclosure.

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4.  Under the heading “Additional Investment Strategies” and the sub-heading “Restricted Securities” please disclose that the 15% limit described applies to all illiquid securities, including restricted securities.

Response: We have added the requested disclosure.

5.  Please confirm that investment in each of the securities described under the heading “Additional Investment Strategies” and the sub-heading “Other Securities” is a principal investment strategy of the Fund. If any such investment is not a principal investment strategy of the Fund, please move the disclosure to the Statement of Additional Information (the “SAI”).

Response: We have confirmed that investing in American Depositary Receipts, exchange-traded funds and Yankee bonds are not principal investment strategies of the Fund, and therefore have removed such disclosure from the Prospectus and, as appropriate, added such disclosure to the SAI.

6.  Please include, as an exhibit to the Amendment, a copy of the fee waiver agreement between the Fund and its investment adviser that is referenced in the footnote to the fee and expense table.

Response: The Fund has included a copy of the fee waiver agreement with its investment adviser as an exhibit to the Amendment.

7.  Under the heading “Dividends and Distributions” please disclose that certain distributions may represent a return of capital to a shareholder.

Response: We have added the requested disclosure.

* * * * *

The Registrant acknowledges that the adequacy and accuracy of the disclosure in the filing is the responsibility of the Registrant. In addition, the Registrant acknowledges that any comments or changes to disclosure in the filing provided by the Commission staff, acting pursuant to delegated authority, do not foreclose the Commission from taking any action with respect to the filing. The Registrant also represents that it will not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact Laurie A. Dee (714.830.0679) or Michael Glazer (213.680.6646) should you have any questions or comments regarding the Amendment.

Sincerely,

/s/ Laurie A. Dee

Laurie A. Dee, Esq.

Bingham McCutchen LLP

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